Audit Information	12 Months Ended
Dec. 31, 2025
Audit Information [Abstract]
Auditor Firm ID	1449
Auditor Name	Pistrelli, Henry Martin y Asociados S.A. (Member of Ernst & Young Global Limited)
Auditor Location	Argentina